Subsequent Events (Narrative) (Details)	1 Months Ended	3 Months Ended	9 Months Ended
	Feb. 11, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2024 Share $ / shares	Feb. 05, 2025 CAD ($)	Feb. 05, 2025 USD ($)	Jan. 01, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options forfeited | Share		97,250	252,178
Exercise price of stock options forfeited | $ / shares		$ 4.72	$ 8.14
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options forfeited | Share	300,355
Exercise price of stock options forfeited | $ / shares	$ 3.55
Events after reporting period [Member] | Property In Riverside [Member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly lease payments						$ 50,439
Events after reporting period [Member] | Property In Riverside [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly lease payments						50,439
Events after reporting period [Member] | Property In Riverside [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly lease payments						$ 56,204
Events after reporting period [Member] | Koko Financial Services Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan received					$ 150,000
Events after reporting period [Member] | FWP Acquisition Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan received				$ 500,000
Events after reporting period [Member] | Brendan Riley [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan received					$ 100,000